[MassMutual Financial Group Letterhead Appears Here]

March 9, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Connecticut Mutual Variable Life Separate Account I

File No. 811-08514 CIK 0000922586

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Connecticut Mutual Variable Life Separate Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Oppenheimer Variable Account Funds and Oppenheimer Panorama Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2006 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Date Filed
Variable Insurance Products Fund	0000356494	2/26/2007
Oppenheimer Variable Account Funds	0000752737	3/1/2007
Oppenheimer Panorama Series Fund, Inc.	0000355411	3/1/2007

Additionally, the binder covers, cover letter and table of contents are included with this filing.

Very truly yours,

/s/ JOHN CARLSON
John Carlson
Vice President